UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June  30, 2003

Check here if Amendment [  ]; Amendment Number: ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Seth Tobias
Address:     153 East 53rd Street
             Suite 5501
             New York, NY 10022

Form 13F File Number: 28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Seth Tobias
Title:       Manager
Phone:       212-521-5050

Signature, Place, and Date of Signing:

       /s/ S. Tobias                    New York, NY             8/12/03
        [Signature]                     [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 96

Form 13F Information Table Value Total:           $275,608
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Pinnacle Capital Management, LLC


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                                                              FORM 13F-HR
                                                         QTR Ending 6/30/2003

         COLUMN 1              COLUMN 2    COLUMN 3    COLUMN 4       COLUMN 5              COLUMN 6     COL 7        COLUMN 8
-------------------------   ------------  ----------  ----------    -----------          -------------   -----     --------------
                                                          VALUE       SHRS OR SH/ PUT/    INV.  DISCR.    MGR        VOT AUTHOR.
     NAME OF ISSUER        TITLE OF CLASS    CUSIP      (x$1000)     PRN AMT PRN CALL    SOLE    SHRD OTH     SOLE       SHRD  NONE
American Financial Realty           COMMON    02607P305        186       12500              x                  x
Altria Group                        COMMON    02209S103      13632      300000              x                  x
AMR Corp.                           COMMON    001765106       8250      750000              x                  x
Applied Materials Inc.              OTC IS    038222105       1980      125000              x                  x
Applied Micro Devices               OTC IS    03822W109       1510      250000              x                  x
AutoNation Inc.                     COMMON    05329W102        354       22500              x                  x
AOL Time Warner                     COMMON    00184A105       8045      500000              x                  x
Bed Bath and Beyond                 OTC IS    075896100       4658      120000              x                  x
Baker Hughes Inc.                   COMMON    057224107       3357      100000              x                  x
BarnesandNoble.com                  OTC IS    067846105         33       14000              x                  x
Biomarin Pharmaceuticals            OTC IS    09061G101       1659      170000              x                  x
Bristol Myers Squibb Co.            COMMON    110122108       6516      240000              x                  x
Citigroup Inc.                      COMMON    172967101      10700      250000              x                  x
Crown Castle Corp pfd.              OTC IS    228227401       5236      127700              x                  x
CBRL Group                          OTC IS    12489V106        932       24000              x                  x
Capital One Financial               COMMON    14040H105      11066      225000              x                  x
Cendent Corp.                       COMMON    151313103       3664      200000              x                  x
Carolina Grp. Loews                 COMMON    540424207       2025       75000              x                  x
Casual Male Retail Grp.             OTC IS    148711104        680      129800              x                  x
Conexant Systems                    OTC IS    207142100       2759      658500              x                  x
DST Systems                         COMMON    233326107       5130      135000              x                  x
Dollar Tree Stores                  OTC IS    256747106       2939       92500              x                  x
Donnelley RR & Sons                 COMMON    257867101       1961       75000              x                  x
EMC Corp.                           COMMON    268648102       5052      482500              x                  x
Flextronics Int'l.                  OTC IS    Y2573F102       2608      250000              x                  x
Gart Sports Co.Inc.                 OTC IS    366630101       3617      127500              x                  x
General Motors                      COMMON    370442105        270        7500              x                  x
General Motors CL H-Hughes          COMMON    370442382       3843      300000              x                  x
Georgia Pacific Corp.               COMMON    373298108       3790      200000              x                  x
WR Grace                            COMMON    38388F101       1477      335000              x                  x
WR Grace                            calls                     2646      600000              x                  x
Globespan Virata Inc.               OTC IS    37957V106        836      100000              x                  x
Goodyear Tire                       calls                      124      225000              x                  x
Grey Wolf                           COMMON    397888108       2222      550000              x                  x
Halliburton Co.                     calls                       10      200000              x                  x
Halliburton Co.                     COMMON    406216101       5578      242500              x                  x
Honeywell Int'l.                    COMMON    438516106       1517       56500              x                  x
Home Depot Inc.                     calls     437076102        125      500000              x                  x
Hartford Financial Service          COMMON    416515104        302        6000              x                  x
IBM                                 COMMON    459200101      12375      150000              x                  x
Imclone Systems                     OTC IS    45245W109       6234      195000              x                  x
Interactive Corp-USAI               OTC IS    45840Q101       7866      200000              x                  x
Interactive Corp-USAI               calls                      599      180500              x                  x
Coca Cola Co.                       COMMON    191216100      15385     331,500              x                  x
Liberty Media Corp.                 COMMON    530718105       2312      200000              x                  x
Lear Seating Corp.                  COMMON    521865105        230        5000              x                  x
Lehman Brothers Holdings            COMMON    524908100        233        3500              x                  x
Eli Lilly & Co.                     COMMON    532457108        690       10000              x                  x
LSI Logic Corp.                     COMMON    502161102       3540      500000              x                  x
McDonalds Corp.                     COMMON    580135101       8625      391000              x                  x
Magna Entertainment Corp.           OTC IS    594918104       3489      692300              x                  x
MGM UA Enterainment                 COMMON    591610100        248       20000              x                  x
Multimedia Games Inc.               OTC IS    625453105        762       30000              x                  x
MGM Mirage                          COMMON    552953101        222        6500              x                  x
Millenium Pharmaceuticals           OTC IS    599902103       2556      162500              x                  x
Minspeed Technologies               COMMON    602682106       4018       14882              x                  x
Motorola Inc.                       COMMON    620076109       2122      225000              x                  x
Morgan Stanley                      COMMON    617446448        214        5000              x                  x
Moore Wallace                       COMMON    615857109       1321       90000              x                  x
Northwest Airlines Corp. CL A       OTC IS    667280101       2778      250000              x                  x
Oil service Holders Tr.             COMMON    678002106        602       10000              x                  x
OM Group                            COMMON    717081103       5156      350000              x                  x
Pep Boys Manny Moe & Jack           calls     74005P104        414       80000              x                  x
Sprint Corp. PCS Group              COMMON    852061506       5750     1000000              x                  x
Pepsico Inc.                        COMMON    713448108        445       10000              x                  x
Praecis Pharmaceuticals Inc.        OTC IS    739421105       1276      260500              x                  x
Primedia Inc.                       COMMON    74157K101        183       60000              x                  x
Pacific Sunwear Of Calif.           OTC IS    694873100       1204       50000              x                  x
Powerwave Technologies Inc.         OTC IS    739363109       2803      455000              x                  x
Transocean Sedco Forex              COMMON    G90078109       4943      225000              x                  x
Skillsoft PLC                       OTC IS    830928107       2439      483000              x                  x
Spectrasite Inc.                    OTC IS    84761M104      15957      320100              x                  x
SunncommTechnologies Inc.           OTC IS    86744R100         51      165000              x                  x
Seagate Technologies Holdings       COMMON    G7945J104       4413      250000              x                  x
Travelers Property Casualty         COMMON    89420G109       3975      250000              x                  x
Talk Visual Corp.                   OTC IS    874266109          2      200000              x                  x
Tripath Technology Inc.             OTC IS    89672P104        378      491200              x                  x
TYCO International Ltd.             COMMON    902124106      10439      550000              x                  x
Unilever NV                         COMMON    904784709       2700       50000              x                  x
United Technologies Corp.           COMMON    913017109        248        3500              x                  x
Valassis Communications Inc.        COMMON    918866104       2572      100000              x                  x
Weatherford International           COMMON    G95089101       2305       55000              x                  x
Wireless Telecomm Group Inc.        COMMON    976524108        245       10000              x                  x
                                                            275608

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